1. Organization and Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Going Concern

NOTE 1 – ORGANIZATION AND GOING CONCERN

Vitalibis, Inc. (the “Company”) was formed on April 11, 2014 as a Nevada corporation, under the name of Crowd 4 Seeds, Inc. We plan to focus on the development, sale and distribution of hemp oil-based products that contain naturally occurring cannabinoids, including cannabidiol ("CBD") and other products containing CBD-rich hemp oil (“Legal Hemp”). We leverage our proprietary technology platform to maximize our innovative micro-influencer sales model, which fosters engaged customer connections.

On January 18, 2018, our Board of Directors approved an agreement and plan of merger to merge with and into our wholly-owned subsidiary, Vitalibis, Inc., a Nevada corporation, and our name changed from Sheng Ying Entertainment Corp. to Vitalibis, Inc. Vitalibis, Inc. was formed solely to effect the change of name and conducted no operations.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company has suffered recurring losses and generated negative cash flows from operations since inception. Due to these conditions, it raised substantial doubt about its ability to continue as a going concern. Management intends to finance operating costs over the next twelve months with existing cash on hand, loans, loans from directors and, or, the sale of common stock. The financial statements do not include any adjustments that may result should the Company be unable to continue as a going concern.

NOTE 1 – ORGANIZATION AND GOING CONCERN:

Vitalibis (the “Company”) was formed on April 11, 2014 as a Nevada corporation, under the name of Crowd 4 Seeds, Inc. We plan to focus on the development, sale and distribution of hemp oil-based products that contain naturally occurring cannabinoids, including cannabidiol ("CBD") and other products containing CBD-rich hemp oil (“Legal Hemp”). We leverage our proprietary technology platform to maximize our innovative micro-influencer sales model, which fosters engaged customer connections.

During 2014 the Company issued 9,054,000 shares of its common stock, for a total consideration of $20,000. On December 30, 2016, Tycoon Luck Global Limited acquired 65.72% of the equity interest of the Company from Itzhak Ostashinsky, the major shareholder and sole officer, at a consideration of $220,152 in cash and both parties agreed all the net liabilities of the Company as of the acquisition date are assumed by Itzhak Ostashinsky. On the same day, the new management team was appointed.

On January 9, 2017, the Company filed with Secretary of State of Nevada to change its name to Sheng Ying Entertainment Corp. On April 24, 2017, the Financial Industry Regulatory Authority (“FINRA”) approved the name change. The Company’s common stock symbol was also changed from CWWD to SALL, effective April 25, 2017.

On October 24, 2017, Kok Chee LEE resigned from his positions as CEO and director of the Company, and the Board of Directors of the Company appointed Thomas Raack as a director of the Company. On October 25, 2017, Siew Heok Ong resigned from his positions as director and CFO of the Company, and Sreyneang Jin resigned from her positions as director and COO of the Company. On October 26, 2017, Thomas Raack, the sole remaining director of the Company, appointed himself as the CEO, president and treasurer of the Company, and also terminated David E. Price as secretary and appointed himself as secretary of the Company.

On January 18, 2018, our Board of Directors approved an agreement and plan of merger to merge with and into our wholly-owned subsidiary, Vitalibis, Inc., a Nevada corporation, and our name changed from Sheng Ying Entertainment Corp. to Vitalibis, Inc. Vitalibis, Inc. was formed solely to effect the change of name and conducted no operations.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company has suffered recurring losses and generated negative cash flows from operations since inception. Due to these conditions, it raised substantial doubt about its ability to continue as a going concern. Management intends to finance operating costs over the next twelve months with existing cash on hand, loans, loans from directors and, or, the sale of common stock. The financial statements do not include any adjustments that may result should the Company be unable to continue as a going concern.